Taxes on Income (Details) - Schedule of Deferred Income Taxes Reflect the Net Tax Effects of Net Operating Loss - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Income Taxes Reflect the Net Tax Effects of Net Operating Loss [Abstract]
Net operating loss and capital losses carry-forward	$ 6,704	$ 6,343
Research and development credits	397	438
Vacation accrual	44	48
Net deferred tax asset before deferred tax liabilities and valuation allowance	7,145	6,829
Valuation allowance	(7,145)	(6,829)
Net deferred tax assets